Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of outstanding options and weighted average exercise prices:

	Average exercise price per share option	Number of options (in ’000)
Outstanding as of January 1, 2018	69.15	27,107
Granted during the year	109.26	3,075
Forfeited during the year	38.94	(1,363)

Outstanding as of December 31, 2018	74.86	28,819

Forfeited during the year	73.92	(3,475)

Outstanding as of December 31, 2019	74.99	25,344

Forfeited during the year	79.23	(3,884)

As of December 31, 2020	74.22	21,460

Summary of Options Granted Priced Using Binomial Option Pricing Model
The following table sets forth the key assumptions used in the binomial model for the share options granted during the year ended December 31, 2018.

Options granted in Year ended December 31,
2018
Expected life	10 years
Risk-free rate	1.81%
Expected volatility rate	48.52%
Expected dividend yield	0%
Early exercise multiplier	2.4x-2.8x

Summary of Options at Different Exercise Price
The following table sets forth the outstanding share options as of December 31, 2020 by different exercise price:

Exercise price per share option	Number of options (in ’000)
8.00	3,278
50.00	5,828
98.06	9,157
118.00	3,197

21,460

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value	Number of units (in ’000)
Outstanding as of January 1, 2020	—	—
Granted during the year	140.88	1,990
Forfeited during the year	141.31	(32)

Outstanding as of December 31, 2020	140.87	1,958

Summary of Options Granted Priced Using Binomial Option Pricing Model
The following table sets forth the key assumptions used in the Monte Carlo Simulation model for the share unit granted during the year ended December 31, 2020.

PSUs granted in Year ended December 31,
2020
Expected life	4 years
Risk-free rate	1.61%-2.99%
Expected volatility rate	37.4%-38.0%
Expected dividend yield	0%